COMMITMENTS AND CONTINGENCIES, Deferred Underwriting Fee (Details) - USD ($)	Oct. 02, 2020	Mar. 31, 2021	Dec. 31, 2020
Underwriting Agreement [Abstract]
Underwriters deferred fee (in dollars per unit)		$ 0.35	$ 0.35
Deferred underwriting fees	$ 8,050,000	$ 8,050,000	$ 8,050,000
PIMCO [Member]
Underwriting Agreement [Abstract]
Units issued (in shares)	1,980,000